Intangible Assets - Summary of Intangible Assets Internally Developed and Acquired From Third Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,898.8	$ 1,882.4	$ 1,664.6
Ending balance	894.1	1,898.8	1,882.4
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,740.2	3,635.0	3,296.7
Additions	283.3	290.3	470.5
Contributions from suppliers	(4.5)	(125.5)	(86.0)
Disposals	(2.0)	(3.4)	(1.5)
Reclassifications		(6.1)
Impairment	(55.6)	(58.5)	(60.5)
Interest on capitalized assets	6.8	10.0	15.8
Assets held for sale	(2,314.5)
Translation adjustments	(0.4)	(1.6)
Ending balance	1,653.3	3,740.2	3,635.0
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,841.4)	(1,752.6)	(1,632.1)
Amortization	(95.9)	(112.8)	(146.2)
Amortization of contribution from suppliers	22.4	22.0	27.3
Disposals	1.2	2.2
Reclassifications		1.4
Interest on capitalized assets	(2.4)	(1.6)	(1.6)
Assets held for sale	1,156.9
Ending balance	(759.2)	(1,841.4)	(1,752.6)
Internally generated [member] | Commercial [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	862.7	793.4	522.7
Ending balance		862.7	793.4
Internally generated [member] | Commercial [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,916.3	1,825.2	1,515.1
Additions	188.2	209.3	313.8
Contributions from suppliers	(4.5)	(125.5)	(86.0)
Reclassifications			71.3
Interest on capitalized assets	4.9	7.3	11.0
Assets held for sale	(2,104.9)
Ending balance		1,916.3	1,825.2
Internally generated [member] | Commercial [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,053.6)	(1,031.8)	(992.4)
Amortization	(3.1)	(29.6)	(57.4)
Amortization of contribution from suppliers	1.0	8.0	13.5
Reclassifications			4.5
Interest on capitalized assets		(0.2)
Assets held for sale	1,055.7
Ending balance		(1,053.6)	(1,031.8)
Internally generated [member] | Executive [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	829.0	882.0	895.4
Ending balance	742.2	829.0	882.0
Internally generated [member] | Executive [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,341.2	1,355.7	1,320.3
Additions	31.3	41.3	76.9
Reclassifications			3.6
Impairment	(55.6)	(58.5)	(49.9)
Interest on capitalized assets	1.9	2.7	4.8
Assets held for sale	(26.5)
Ending balance	1,292.3	1,341.2	1,355.7
Internally generated [member] | Executive [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(512.2)	(473.7)	(424.9)
Amortization	(75.1)	(51.1)	(56.7)
Amortization of contribution from suppliers	21.4	14.0	13.8
Reclassifications			(4.3)
Interest on capitalized assets	(2.4)	(1.4)	(1.6)
Assets held for sale	18.2
Ending balance	(550.1)	(512.2)	(473.7)
Internally generated [member] | Defense and Security [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11.0	5.6	5.2
Ending balance	16.5	11.0	5.6
Internally generated [member] | Defense and Security [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	43.4	33.5	30.8
Additions	5.9	4.0	3.0
Reclassifications		5.9	(0.3)
Ending balance	49.3	43.4	33.5
Internally generated [member] | Defense and Security [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(32.4)	(27.9)	(25.6)
Amortization	(0.4)	(1.8)	(2.6)
Reclassifications		(2.7)	0.3
Ending balance	(32.8)	(32.4)	(27.9)
Internally generated [member] | All Other Segments [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2.3	4.7	51.8
Ending balance	2.3	2.3	4.7
Internally generated [member] | All Other Segments [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3.5	5.8	51.8
Additions	0.1	0.1	2.5
Reclassifications		(2.4)	(48.5)
Ending balance	3.6	3.5	5.8
Internally generated [member] | All Other Segments [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1.2)	(1.1)
Amortization	(0.1)	(0.1)	(0.1)
Reclassifications			(1.0)
Ending balance	(1.3)	(1.2)	(1.1)
Not internally generated [member] | Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3.4	7.1	7.8
Ending balance	5.7	3.4	7.1
Not internally generated [member] | Development [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6.3	13.9	13.5
Additions	3.1	2.5	1.9
Disposals			(1.5)
Reclassifications		(10.1)
Ending balance	9.4	6.3	13.9
Not internally generated [member] | Development [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2.9)	(6.8)	(5.7)
Amortization	(0.8)	(0.9)	(1.1)
Reclassifications		4.8
Ending balance	(3.7)	(2.9)	(6.8)
Not internally generated [member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	117.5	136.4	131.6
Ending balance	48.1	117.5	136.4
Not internally generated [member] | Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	350.3	343.3	311.4
Additions	19.3	8.0	56.3
Disposals	(2.0)	(3.4)
Reclassifications		2.4	(24.4)
Assets held for sale	(153.9)
Ending balance	213.7	350.3	343.3
Not internally generated [member] | Computer software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(232.8)	(206.9)	(179.8)
Amortization	(14.4)	(28.1)	(27.1)
Disposals	1.2	2.2
Assets held for sale	80.4
Ending balance	(165.6)	(232.8)	(206.9)
Not internally generated [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10.4	12.0	21.0
Ending balance	10.0	10.4	12.0
Not internally generated [member] | Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10.4	12.0	21.0
Impairment			(8.7)
Translation adjustments	(0.4)	(1.6)	(0.3)
Ending balance	10.0	10.4	12.0
Not internally generated [member] | Goodwill [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance	0.0
Not internally generated [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	62.5	41.2	29.1
Ending balance	69.3	62.5	41.2
Not internally generated [member] | Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	68.8	45.6	32.8
Additions	35.4	25.1	16.1
Reclassifications		(1.9)	(1.7)
Impairment			(1.9)
Assets held for sale	(29.2)
Translation adjustments			0.3
Ending balance	75.0	68.8	45.6
Not internally generated [member] | Other intangible assets [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(6.3)	(4.4)	(3.7)
Amortization	(2.0)	(1.2)	(1.2)
Reclassifications		(0.7)	0.5
Assets held for sale	2.6
Ending balance	$ (5.7)	$ (6.3)	$ (4.4)